Financial Risk Management (Tables) (Bendon Limited) - Bendon Limited [Member]	12 Months Ended
Jan. 31, 2018
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Disclosure of Financial Risk Management

The Group’s liabilities have contractual maturities which are summarised below:

	Non-derivatives Borrowings NZ$000’s	Non-derivatives Finance lease obligations NZ$000’s	Non-derivatives Trade payables NZ$000’s	Non-derivatives Bank guarantees NZ$000’s	Non-derivatives Total NZ$000’s	Derivatives Gross future cash settlement on forward currency contracts - inflow NZ$000’s	Derivatives Gross future cash settlement on forward currency contracts - (outflow) NZ$000’s	Derivatives Total NZ$000’s
Not later than 1 month
31 January 2018	26,482	-	21,143	-	47,625	13,577	(13,950)	(373)
31 January 2017	56,333	-	19,221	-	75,554	2,078	(2,250)	(172)
30 June 2016	63,054	-	18,357	-	81,411	6,636	(7,097)	(461)
30 June 2015	22,322	66	25,302	-	47,690	-	-	-

1 to 3 months
31 January 2018	148	-	-	-	148	13,837	(14,453)	(616)
31 January 2017	129	-	-	-	129	9,900	(11,326)	(1,426)
30 June 2016	127	-	-	-	127	18,755	(20,454)	(1,699)
30 June 2015	996	40	-	-	1,036	1,841	(2,029)	(188)

3 months to 1 year
31 January 2018	27,247	-	-	-	27,247	20,895	(21,993)	(1,098)
31 January 2017	18,631	-	-	-	18,631	37,855	(40,445)	(2,590)
30 June 2016	572	-	-	-	572	36,397	(39,766)	(3,369)
30 June 2015	17,496	-	-	-	17,496	15,715	(17,133)	(1,418)

1 to 5 years
31 January 2018	-	-	-	-	-	-	-	-
31 January 2017	323	-	-	-	323	-	-	-
30 June 2016	16,763	-	-	582	17,345	-	-	-
30 June 2015	16,981	-	-	372	17,353	8,940	(9,623)	(683)

	Non-derivatives Borrowings NZ$000’s	Non-derivatives Finance lease obligations NZ$000’s	Non-derivatives Trade payables NZ$000’s	Non-derivatives Bank guarantees NZ$000’s	Non-derivatives Total NZ$000’s	Derivatives Gross future cash settlement on forward currency contracts - inflow NZ$000’s	Derivatives Gross future cash settlement on forward currency contracts - (outflow) NZ$000’s	Derivatives Total NZ$000’s

Total
31 January 2018	53,877	-	21,143	-	75,020	48,309	(50,396)	(2,087)
31 January 2017	75,416	-	19,221	-	94,637	49,833	(54,021)	(4,188)
30 June 2016	80,516	-	18,357	582	99,455	61,788	(67,317)	(5,529)
30 June 2015	57,795	106	25,302	372	83,575	26,496	(28,785)	(2,289)

Disclosure of Credit Risk Exposure

	31 January	31 January	30 June	30 June
	2018	2017	2016	2015
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s
Trade receivables
Counterparty without external credit ratings
New customer less than 6 months	12	187	1,046	1,046
Existing customers (more than 6 months with default in past)	9,970	26,312	19,557	19,557
Total trade receivables	9,982	26,499	20,603	20,603

	31 January	31 January	30 June	30 June
	2018	2017	2016	2015
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s

Credit ratings
AA-	10,591	2,655	4,122	1,194
A+	94	(11)	24	-
	10,685	2,644	4,146	1,194

Disclosure of Market Risk

Foreign currency denominated financial assets and liabilities, translated into New Zealand Dollars at the closing rate, are as follows:

	AUD	USD	GBP	EUR	HKD	Total
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s
31 January 2018
Trade receivables	328	199	-	1,376	-	1,903
Trade payables	781	11,209	74	29	53	12,146
Cash and cash equivalents	1,660	7,190	77	92	165	9,184
31 January 2017
Trade receivables	424	211	-	1,509	-	2,144
Trade payables	315	8,557	131	32	16	9,051
Cash and cash equivalents	926	401	131	388	28	1,874
30 June 2016
Trade receivables	531	30	-	1,828	-	2,389
Trade payables	203	12,438	117	8	35	12,801
Cash and cash equivalents	965	163	110	149	9	1,396
30 June 2015
Trade receivables	5	167	-	1,405	-	1,577
Trade payables	334	14,942	50	6	351	15,683
Cash and cash equivalents	422	194	135	103	60	914

Disclosure of Detailed Information About Hedging Instruments

The following table summarises the notional amount of the Group’s commitments in relation to forward exchange contracts.

	Notional Amounts				Average Exchange Rate
	31 January 2018 NZ$000’s	31 January 2017 NZ$000’s	30 June 2016 NZ$000’s	30 June 2015 NZ$000’s	31 January 2018 $	31 January 2017 $	30 June 2016 $	30 June 2015 $
Buy USD / sell NZD
Settlement
Less than 6 months	48,149	47,292	38,697	24,932	0.7061	0.6687	0.6473	0.7320
6 months to 1 year	-	3,479	22,378	3,854	-	0.7186	0.6424	0.7136

Buy AUD / sell NZD
Settlement

	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s	$	$	$	$
Less than 6 months	2,247	2,250	5,242	-	0.8900	0.8890	0.9066

Buy GBP / sell NZD
Settlement

	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s	$	$	$	$
Less than 6 months	-	1,000	1,000	-	-	0.5784	0.4181

Disclosure of Financial Instruments by Type of Interest Rate

At the reporting date, the Group is exposed to changes in market interest rates through its bank borrowings, which are subject to variable interest rates.

	31 January	31 January	30 June	30 June
	2018	2017	2016	2015
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s
Floating rate instruments
Bank overdraft	-	-	-	14,481
Working capital financing bank facility	22,489	31,710	32,877	3,387
Convertible notes	1,740	16,474	-	-
Borrowings	16,000	16,000	16,000	17,841
	40,229	64,184	48,877	35,709

Currency risk [member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Sensitivity Analysis for Types of Market Risk

	NZ$000’s
	+10%	-10%
USD
Net results/Equity (31 January 2018)	(1,509)	1,509
Net results/Equity (31 January 2017)	(1,196)	1,196
Net results/Equity (30 June 2016)	(1,267)	1,267
Net results/Equity (30 June 2015)	(797)	797

AUD
Net results/Equity (31 January 2018)	(805)	805
Net results/Equity (31 January 2017)	86	(86)
Net results/Equity (30 June 2016)	75	(75)
Net results/Equity (30 June 2015)	7	(7)

GBP
Net results/Equity (31 January 2018)	(175)	175
Net results/Equity (31 January 2017)	34	(34)
Net results/Equity (30 June 2016)	(16)	16
Net results/Equity (30 June 2015)	(3)	3

EUR
Net results/Equity (31 January 2018)	(136)	136
Net results/Equity (31 January 2017)	186	(186)
Net results/Equity (30 June 2016)	142	(142)
Net results/Equity (30 June 2015)	108	(108)

HKD
Net results/Equity (31 January 2018)	(14)	14
Net results/Equity (31 January 2017)	1	(1)
Net results/Equity (30 June 2016)	(2)	2
Net results/Equity (30 June 2015)	(21)	21

Interest Rate Risk [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Sensitivity Analysis for Types of Market Risk

The calculations are based on the financial instruments held at each reporting date. All other variables are held constant.

	NZ$000’s
	1.00%	-1.00%
	NZ$000’s	NZ$000’s
Net results/Equity (31 January 2018)	420	(420)
Net results/Equity (31 January 2017)	642	(642)
Net results/Equity (30 June 2016)	352	(352)
Net results/Equity (30 June 2015)	283	(283)